Columbia ETF Trust I

225 Franklin Street

Boston, MA 02110

March 7, 2016

VIA EDGAR

Mr. Mark Cowan

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia ETF Trust I (the Registrant)

Columbia Sustainable Global Equity Income ETF

Columbia Sustainable International Equity Income ETF

Columbia Sustainable U.S. Equity Income ETF

Columbia Sustainable U.S. Growth ETF

Registration Statement

File No. 811-22736

Dear Mr. Cowan:

On behalf of the above-referenced Registrant, an initial Registration Statement on Form N-1A is being filed electronically under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, to establish the following new series:

Columbia Sustainable Global Equity Income ETF

Columbia Sustainable International Equity Income ETF

Columbia Sustainable U.S. Equity Income ETF

Columbia Sustainable U.S. Growth ETF

If you have any questions, please contact either Joe D’Alessandro at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Christopher O. Petersen

Christopher O. Petersen

Trustee

Columbia ETF Trust I